Trade and Other Payables and Accruals - Summary of Trade and Other Payables and Accruals (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 88,057	$ 12,807	¥ 78,071
Bills payable - secured (see Note 15)	335,000	48,724	352,000
Total trade payables	423,057	61,531	430,071
Deposits from distributors	129,000	18,762	129,000
Payables in respect of acquisition of property, plant and equipment	30	4	10,422
Other taxes payables	8,063	1,173	11,665
Advances from an unrelated party (note)	38	6	38
Accrued staff costs	30,490	4,435	29,714
Accrued transportation costs	11,788	1,714	13,579
Accrued utilities expenses	3,537	514	4,014
Deferred income (see Note 22)	796	116	797
Others	4,664	679	6,125
Total other payables and accruals	188,406	27,403	205,354
Trade and other payables and accruals	¥ 611,463	$ 88,934	¥ 635,425